STOCK BASED COMPENSATION (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands									12 Months Ended
	Apr. 26, 2024 shares	Sep. 08, 2023 $ / shares shares	Apr. 20, 2023 $ / shares shares	Apr. 04, 2023 shares	Nov. 09, 2022 shares	May 13, 2022 USD ($)	Jul. 30, 2021 ¥ / shares shares	Nov. 30, 2020 ¥ / shares shares	Dec. 31, 2024 JPY (¥) ¥ / shares shares	Dec. 31, 2023 JPY (¥) ¥ / shares	Dec. 31, 2022 JPY (¥) ¥ / shares	Jan. 01, 2020 shares
Number of stock options									51,340
Reverse stock split									the adjustment for the 100-for-1 stock split in February 2018.
Number of options												50,405
Number of shares purchased	45	1,539
Exercise price | (per share)		$ 800								¥ 64,103	¥ 1
Expiration date of stock, description	the Board of Directors of the Company approved the extension of the stock options expiration date from April 30, 2024 to April 30, 2027 for the stock options granted on May 31, 2014 and October 1, 2017, respectively.
Recognized stock based compensation expense | ¥										¥ 201,914	¥ 6,580
ADR [Member] | IPO [Member]
Number of shares purchased				1,875,000
Warrant [Member] | IPO [Member]
Number of shares purchased			1,875,000
Warrant [Member] | ADR [Member]
Number of shares purchased			131,200
Sale of stock percentage			7.00%
Exercise price of warrant | $ / shares			$ 10.00
HeartCore Enterprises, Inc. [Member]
Description for stock acquisition rights allotment agreement					the Company and HeartCore entered into the 9th stock acquisition rights allotment agreement, pursuant to which the Company allotted 5,771 stock acquisition rights to HeartCore in substitution for the Warrants originally issued on May 13, 2022. The stock acquisition rights are exercisable upon a successful listing on the NASDAQ Capital Market or NYSE American and have an exercise price of US$0.01 per share and are fully vested. The number of shares underlying each stock acquisition right is calculated as the number of issued and outstanding shares of the Company’s capital stock on a fully diluted basis as of the previous day of the listing date on a stock exchange multiplied by 2% and divided by 5,771, subject to adjustment as provided in the agreement. The stock acquisition rights, subject to some conditions, are exercisable upon the effectiveness of an IPO throughout a period of ten years from the listing date.
Stock issued for acquisition					5,771
Consulting and Services Agreement [Member] | HeartCore Enterprises, Inc. [Member]
Cash consideration | $						$ 500,000
Description for warrants purchased for consulting agreement						HeartCore may exercise the Warrants beginning on the date of IPO until ten years following completion of an IPO to purchase 2% of the fully diluted shares of the Company’s capital stock as of the date of IPO, for an exercise price per share of US$0.01, subject to adjustment as provided in the agreement.
Officer Directors And Employees [Member]
Number of shares purchased								870
Exercise price | ¥ / shares								¥ 45,140
Vesting date								Aug. 26, 2022
Expiration date								Jul. 31, 2030
Consultant [Member]
Number of shares purchased							50
Exercise price | ¥ / shares							¥ 48,060
Vesting date							Jul. 09, 2023
Expiration date							Jul. 31, 2031